Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred
Provision for income taxes	$ 35	$ 8	$ 59	$ 25
Predecessor Company
Current
Domestic (Ireland)					$ 0	$ 0
State (U.S.)					1	1
Foreign/federal					33	44
Total current					34	45
Deferred
Domestic (Ireland)					0	0
State (U.S.)					0	0
Foreign/federal					0	0
Total deferred					0	0
Provision for income taxes					$ 34	$ 45